Financial Assets and Liabilities - Effects of derivatives designated as hedging instruments on consolidated financial statements (Details) - Foreign Exchange Forward Contracts - Cash Flow Hedge - Designated as Hedging Instrument - USD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain recognized into general and administrative expense - ineffective portion	$ 24	$ 12	$ (3)
Gross unrealized loss recognized in other comprehensive income	(8,369)	(4,387)	4,520
Net (loss) gain reclassified from cash flow hedge reserve into profit or loss - effective portion	(9,908)	3,954	1,356
Cost of revenues
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (loss) gain reclassified from cash flow hedge reserve into profit or loss - effective portion	(713)	134	49
Research and development
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (loss) gain reclassified from cash flow hedge reserve into profit or loss - effective portion	(6,935)	2,532	1,010
Marketing and sales
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (loss) gain reclassified from cash flow hedge reserve into profit or loss - effective portion	(194)	112	21
General and administrative
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (loss) gain reclassified from cash flow hedge reserve into profit or loss - effective portion	$ (2,066)	$ 1,176	$ 276